RELATED PARTIES	6 Months Ended
Jun. 30, 2021
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
In the normal course of operations, the partnership enters into transactions with related parties. These transactions have been measured at exchange value and are recognized in the consolidated financial statements. The immediate parent of the partnership is Brookfield Property Partners Limited. The ultimate parent of the partnership is Brookfield Asset Management. Other related parties of the partnership include Brookfield Asset Management’s subsidiaries and operating entities, certain joint ventures and associates accounted for under the equity method, as well as officers of such entities and their spouses.

The partnership has a management agreement with its service providers, wholly-owned subsidiaries of Brookfield Asset Management. Pursuant to a Master Services Agreement, the partnership pays a base management fee (“base management fee”), to the service providers equal to 0.5% of the total capitalization of the partnership, subject to an annual minimum of $50 million plus annual inflation adjustments. The amount of the equity enhancement distribution is reduced by the amount by which the base management fee is greater than $50 million per annum, plus annual inflation adjustments (“equity enhancement adjustment”).

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Base fee amount at 0.125% of current capitalization	$31	$18	$61	$34
Fee on increased market capitalization (.3125%)	43	9	81	13
Total calculated fees	74	27	142	47
Less credits:
Equity enhancement adjustment	(17)	(4)	(33)	(6)
Creditable operating payments and other adjustments	(11)	(11)	(21)	(24)
Total fee, subject to minimum adjusted for inflation	46	12	88	17
Total fee, by component:
Base fee	31	12	61	17
Equity enhancement adjustment	15	—	27	—
Total fee	$46	$12	$88	$17

In connection with the issuance of preferred equity units of the operating partnership to a third party in the fourth quarter of 2014, Brookfield Asset Management contingently agreed to acquire the seven-year and ten-year tranches of preferred equity units from the holder for the initial issuance price plus accrued and unpaid distributions and to exchange such units for preferred equity units with terms and conditions substantially similar to the twelve-year tranche to the extent that the market price of the LP Units is less than 80% of the exchange price at maturity.

On June 29, 2021, Brookfield Premier Real Estate Partners Australia (“BPREP-A”) acquired Brookfield Place Sydney from Brookfield Strategic Real Estate Partners I (“BSREP I”) fund for approximately $153 million.

On July 26, 2021, Brookfield Asset Management completed its previously announced acquisition of all of the LP units of BPY it did not previously own. Refer to Note 33, Subsequent Events, for further detail.

During the year ended December 31, 2020, we issued 9,416,816 LP Units at $11.36 per unit, 2,696,841 LP Units at $12.00 per unit, 5,967,063 LP Units at $12.65 per unit, 13,392,277 LP Units at $13.92 per unit, and 18,715,912 Redeemable/Exchangeable Partnership Units at $12.00 per unit to Brookfield Asset Management.

The following table summarizes transactions with related parties:

(US$ Millions)	Jun. 30, 2021	Dec. 31, 2020
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	(515)	(91)
Loans and notes receivable	177	50
Receivables and other assets	64	59
Deposit payable to Brookfield Asset Management(1)	(2,847)	(754)
Property-specific debt obligations	(101)	—
Loans and notes payable and other liabilities	(448)	(313)
Preferred shares held by Brookfield Asset Management	(15)	(15)
(1)As of June 30, 2021, a $2,847 million on-demand deposit was payable to Brookfield Asset Management, provided for in the deposit agreement between the partnership and Brookfield Asset Management. The deposit limit was increased to $3.0 billion in the second quarter of 2021.

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Transactions with related parties:
Commercial property revenue(1)	$9	$8	$17	$15
Management fee income	6	15	13	25
Interest expense on debt obligations	10	2	15	9
General and administrative expense(2)	64	35	129	73
Construction costs(3)	47	110	97	228
Incentive fees	22	1	22	7
(1)Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in private funds, and administrative services.
(3)Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.